Consolidated Statements Of Cash Flow - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net loss	$ (106,511)	$ (52,237)	$ (114,164)	$ (110,349)
Reconciliation of net loss to net cash used in operating activities:
Depreciation and amortization expense	7,295	3,255	7,404	3,985
Non-cash interest expense, and amortization of debt discount and issuance costs	1,789	0
Non-cash interest expense related to convertible notes				22,823
Loss from change in the fair value of derivative liabilities				4,947
Convertible note extinguishment loss				366
Stock-based compensation expense	11,800	2,665	7,185	3,906
Other non-cash compensation expense	3,747
Write-off of in-process research and development project	5,030
Income from equity method investment	(8,891)	0	(5,799)
Net increase in equity method investment	(2,107)
Gain on deconsolidation of subsidiary			(6,904)
Net accretion and amortization of investments in marketable securities	2,530	(508)	1,179
Changes in operating assets and liabilities
Other receivables	(1,682)	(263)	(4,524)	(58)
Prepaid expenses and other current assets	(1,052)	(370)	1,423	(4,215)
Other non-current assets	(124)	(46)	(82)	(68)
Accounts payable	84	(489)	3,260	1,204
Accrued expenses and other current liabilities	1,808	153	5,332	625
Deferred rent	(140)	(98)	(210)	597
Net cash used in operating activities	(77,533)	(47,938)	(105,900)	(76,237)
Cash flows from investing activities
Purchase of marketable securities	(289,092)	(456,964)
Purchase of marketable debt securities			(620,781)
Proceeds from sales of marketable debt securities			28,660
Proceeds from sales of marketable securities	40,227
Proceeds from maturities of marketable securities	239,415	60,975	222,675
Purchases of property and equipment	(14,509)	(13,546)	(23,306)	(9,240)
Disposal of cash on deconsolidation upon loss of control over the fully owned subsidiary			(407)
Asset acquisition	(4,981)
Net cash used in investing activities	(28,940)	(409,535)	(393,159)	(9,240)
Cash flows from financing activities
Proceeds from issuance of Series C redeemable convertible preferred stock, net		69,860	69,860	454,260
Proceeds from issuance of notes payable		2,708
Proceeds from issuance of convertible notes payable	74,972			12,267
Proceeds from exercise of stock options and stock purchase rights	552	59	369	1,376
Proceeds from tenant improvement loan				1,056
Repayments of tenant improvement loan	(119)	(266)	(383)
Proceeds from issuance common stock warrants	120
Payments on capital lease obligation	(435)	(361)	(626)	(549)
Payments for deferred offering costs	(1,621)
Net cash provided by financing activities	73,469	72,000	69,220	468,410
Net change in cash, cash equivalents and restricted cash	(33,004)	(385,473)	(429,839)	382,933
Cash, cash equivalents and restricted cash, at the beginning of the year	78,030	507,869	507,869	124,936
Cash, cash equivalents and restricted cash, at the end of the year	45,026	122,396	78,030	507,869
Reconciliation of cash, cash equivalents and restricted cash to consolidated balance sheets
Cash and cash equivalents	44,264	121,703	77,337	507,176
Restricted cash	762	693	693	693
Cash, cash equivalents and restricted cash in consolidated balance sheets	45,026	122,396	78,030	507,869
Unpaid property and equipment purchases	1,011	$ 725	1,806	4,112
Property and equipment purchased through capital leases	926			1,332
Deconsolidation of net liabilities of fully owned subsidiary due to loss of control			$ 1,713
Uber Elevate acquisition in exchange for Series C redeemable convertible preferred stock (Note 4)	$ 77,619
Conversion of convertible notes into redeemable convertible preferred stock				80,793
Settlement of derivative liabilities upon conversion of convertible notes into redeemable convertible preferred stock				$ 36,084